UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

American Funds Target Date Retirement Series®

American Funds 2050 Target Date Retirement Fund®
Investment portfolio

January 31, 2008
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	229,343	$4,378
EuroPacific Growth Fund, Class R-5	53,140	2,501
The Growth Fund of America, Inc., Class R-5	136,553	4,377
The New Economy Fund, Class R-5	99,598	2,501
New Perspective Fund, Inc., Class R-5	136,638	4,376
New World Fund, Inc., Class R-5	45,279	2,501
SMALLCAP World Fund, Inc., Class R-5	117,051	4,376
		25,010

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	115,574	3,126
Capital World Growth and Income Fund, Inc., Class R-5	150,229	6,252
Fundamental Investors, Inc., Class R-5	156,548	6,253
The Investment Company of America, Class R-5	199,570	6,252
Washington Mutual Investors Fund, Inc., Class R-5	194,965	6,253
		28,136

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	132,891	2,501
Capital Income Builder, Inc., Class R-5	31,642	1,876
The Income Fund of America, Inc., Class R-5	100,793	1,876
		6,253

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	225,886	3,126

Total investment securities (cost: $68,468,000)		62,525
Other assets less liabilities		(8)

Net assets		$62,517

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$91
Gross unrealized depreciation on investment securities	(6,034)
Net unrealized depreciation on investment securities	(5,943)
Cost of investment securities for federal income tax purposes	68,468

American Funds 2045 Target Date Retirement Fund®
Investment portfolio

January 31, 2008
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	146,426	$2,795
EuroPacific Growth Fund, Class R-5	33,942	1,598
The Growth Fund of America, Inc., Class R-5	87,216	2,795
The New Economy Fund, Class R-5	63,612	1,598
New Perspective Fund, Inc., Class R-5	87,270	2,795
New World Fund, Inc., Class R-5	28,921	1,597
SMALLCAP World Fund, Inc., Class R-5	74,760	2,795
		15,973

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	73,812	1,997
Capital World Growth and Income Fund, Inc., Class R-5	95,945	3,993
Fundamental Investors, Inc., Class R-5	99,981	3,993
The Investment Company of America, Class R-5	127,457	3,993
Washington Mutual Investors Fund, Inc., Class R-5	124,516	3,994
		17,970

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	84,872	1,597
Capital Income Builder, Inc., Class R-5	20,209	1,198
The Income Fund of America, Inc., Class R-5	64,373	1,198
		3,993

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	144,265	1,997

Total investment securities (cost: $43,757,000)		39,933
Other assets less liabilities		(8)

Net assets		$39,925

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$56
Gross unrealized depreciation on investment securities	(3,880)
Net unrealized depreciation on investment securities	(3,824)
Cost of investment securities for federal income tax purposes	43,757

American Funds 2040 Target Date Retirement Fund®
Investment portfolio

January 31, 2008
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	393,666	$7,515
EuroPacific Growth Fund, Class R-5	91,252	4,294
The Growth Fund of America, Inc., Class R-5	234,480	7,515
The New Economy Fund, Class R-5	171,021	4,294
New Perspective Fund, Inc., Class R-5	234,626	7,515
New World Fund, Inc., Class R-5	77,754	4,294
SMALLCAP World Fund, Inc., Class R-5	200,992	7,515
		42,942

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	198,444	5,368
Capital World Growth and Income Fund, Inc., Class R-5	257,949	10,736
Fundamental Investors, Inc., Class R-5	268,799	10,736
The Investment Company of America, Class R-5	342,669	10,736
Washington Mutual Investors Fund, Inc., Class R-5	334,763	10,736
		48,312

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	228,179	4,294
Capital Income Builder, Inc., Class R-5	54,331	3,221
The Income Fund of America, Inc., Class R-5	173,066	3,221
		10,736

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	387,855	5,368

Total investment securities (cost: $116,780,000)		107,358
Other assets less liabilities		(30)

Net assets		$107,328

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$151
Gross unrealized depreciation on investment securities	(9,573)
Net unrealized depreciation on investment securities	(9,422)
Cost of investment securities for federal income tax purposes	116,780

American Funds 2035 Target Date Retirement Fund®
Investment portfolio

January 31, 2008
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	518,191	$9,892
EuroPacific Growth Fund, Class R-5	120,117	5,653
The Growth Fund of America, Inc., Class R-5	308,651	9,892
The New Economy Fund, Class R-5	225,118	5,653
New Perspective Fund, Inc., Class R-5	308,844	9,892
New World Fund, Inc., Class R-5	102,349	5,653
SMALLCAP World Fund, Inc., Class R-5	264,570	9,892
		56,527

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	261,217	7,066
Capital World Growth and Income Fund, Inc., Class R-5	339,544	14,131
Fundamental Investors, Inc., Class R-5	353,826	14,132
The Investment Company of America, Class R-5	451,063	14,132
Washington Mutual Investors Fund, Inc., Class R-5	440,655	14,132
		63,593

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	300,357	5,653
Capital Income Builder, Inc., Class R-5	71,517	4,240
The Income Fund of America, Inc., Class R-5	227,810	4,239
		14,132

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	510,542	7,066

Total investment securities (cost: $154,207,000)		141,318
Other assets less liabilities		(78)

Net assets		$141,240

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$217
Gross unrealized depreciation on investment securities	(13,106)
Net unrealized depreciation on investment securities	(12,889)
Cost of investment securities for federal income tax purposes	154,207

American Funds 2030 Target Date Retirement Fund®
Investment portfolio

January 31, 2008
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	782,537	$14,939
EuroPacific Growth Fund, Class R-5	181,393	8,536
The Growth Fund of America, Inc., Class R-5	466,104	14,939
The New Economy Fund, Class R-5	339,958	8,536
New Perspective Fund, Inc., Class R-5	466,395	14,939
New World Fund, Inc., Class R-5	154,560	8,536
SMALLCAP World Fund, Inc., Class R-5	399,535	14,939
		85,364

GROWTH-AND-INCOME FUNDS — 40.0%
American Mutual Fund, Inc., Class R-5	394,471	10,670
Capital World Growth and Income Fund, Inc., Class R-5	461,480	19,207
Fundamental Investors, Inc., Class R-5	427,459	17,073
The Investment Company of America, Class R-5	613,048	19,207
Washington Mutual Investors Fund, Inc., Class R-5	598,903	19,207
		85,364

EQUITY-INCOME AND BALANCED FUNDS — 15.0%
American Balanced Fund, Inc., Class R-5	566,974	10,670
Capital Income Builder, Inc., Class R-5	180,001	10,671
The Income Fund of America, Inc., Class R-5	573,372	10,670
		32,011

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	770,986	10,670

Total investment securities (cost: $232,753,000)		213,409
Other assets less liabilities		(42)

Net assets		$213,367

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$314
Gross unrealized depreciation on investment securities	(19,658)
Net unrealized depreciation on investment securities	(19,344)
Cost of investment securities for federal income tax purposes	232,753

American Funds 2025 Target Date Retirement Fund®
Investment portfolio

January 31, 2008
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	961,232	$18,350
EuroPacific Growth Fund, Class R-5	222,815	10,485
The Growth Fund of America, Inc., Class R-5	572,541	18,350
The New Economy Fund, Class R-5	417,589	10,486
New Perspective Fund, Inc., Class R-5	572,898	18,350
New World Fund, Inc., Class R-5	189,855	10,486
SMALLCAP World Fund, Inc., Class R-5	490,771	18,350
		104,857

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-5	484,550	13,107
Capital World Growth and Income Fund, Inc., Class R-5	440,892	18,350
Fundamental Investors, Inc., Class R-5	459,437	18,350
The Investment Company of America, Class R-5	669,369	20,971
Washington Mutual Investors Fund, Inc., Class R-5	653,924	20,972
		91,750

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	1,114,312	20,971
Capital Income Builder, Inc., Class R-5	265,326	15,729
The Income Fund of America, Inc., Class R-5	845,164	15,728
		52,428

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	947,044	13,107

Total investment securities (cost: $286,248,000)		262,142
Other assets less liabilities		(64)

Net assets		$262,078

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$404
Gross unrealized depreciation on investment securities	(24,510)
Net unrealized depreciation on investment securities	(24,106)
Cost of investment securities for federal income tax purposes	286,248

American Funds 2020 Target Date Retirement Fund®
Investment portfolio

January 31, 2008
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 35.0%
AMCAP Fund, Inc., Class R-5	1,158,775	$22,121
EuroPacific Growth Fund, Class R-5	310,697	14,621
The Growth Fund of America, Inc., Class R-5	687,782	22,043
The New Economy Fund, Class R-5	439,107	11,026
New Perspective Fund, Inc., Class R-5	799,376	25,604
New World Fund, Inc., Class R-5	198,059	10,939
SMALLCAP World Fund, Inc., Class R-5	589,607	22,046
		128,400

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-5	679,140	18,371
Capital World Growth and Income Fund, Inc., Class R-5	614,353	25,569
Fundamental Investors, Inc., Class R-5	643,192	25,689
The Investment Company of America, Class R-5	937,520	29,372
Washington Mutual Investors Fund, Inc., Class R-5	918,788	29,466
		128,467

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	1,556,657	29,296
Capital Income Builder, Inc., Class R-5	369,507	21,905
The Income Fund of America, Inc., Class R-5	1,179,535	21,951
		73,152

BOND FUNDS — 10.0%
U.S. Government Securities Fund, Class R-5	2,636,443	36,488

Total investment securities (cost: $397,397,000)		366,507
Other assets less liabilities		(72)

Net assets		$366,435

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,103
Gross unrealized depreciation on investment securities	(31,993)
Net unrealized depreciation on investment securities	(30,890)
Cost of investment securities for federal income tax purposes	397,397

American Funds 2015 Target Date Retirement Fund®
Investment portfolio

January 31, 2008
 unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 25.0%
AMCAP Fund, Inc., Class R-5	873,652	$16,678
EuroPacific Growth Fund, Class R-5	212,162	9,984
The Growth Fund of America, Inc., Class R-5	519,327	16,645
New Perspective Fund, Inc., Class R-5	623,618	19,975
New World Fund, Inc., Class R-5	120,484	6,654
SMALLCAP World Fund, Inc., Class R-5	356,122	13,315
		83,251

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-5	615,440	16,648
Capital World Growth and Income Fund, Inc., Class R-5	559,950	23,305
Fundamental Investors, Inc., Class R-5	583,503	23,305
The Investment Company of America, Class R-5	850,148	26,635
Washington Mutual Investors Fund, Inc., Class R-5	831,258	26,659
		116,552

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	1,415,533	26,640
Capital Income Builder, Inc., Class R-5	337,049	19,980
The Income Fund of America, Inc., Class R-5	1,073,630	19,980
		66,600

BOND FUNDS — 20.0%
The Bond Fund of America, Inc., Class R-5	1,267,139	16,650
Capital World Bond Fund, Inc., Class R-5	821,421	16,650
U.S. Government Securities Fund, Class R-5	2,406,100	33,301
		66,601

Total investment securities (cost: $355,861,000)		333,004
Other assets less liabilities		106

Net assets		$333,110

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,412
Gross unrealized depreciation on investment securities	(24,269)
Net unrealized depreciation on investment securities	(22,857)
Cost of investment securities for federal income tax purposes	355,861

American Funds 2010 Target Date Retirement Fund®
Investment portfolio

January 31, 2008
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 20.0%
AMCAP Fund, Inc., Class R-5	657,519	$12,552
EuroPacific Growth Fund, Class R-5	199,125	9,371
The Growth Fund of America, Inc., Class R-5	390,266	12,508
New Perspective Fund, Inc., Class R-5	487,858	15,626
New World Fund, Inc., Class R-5	113,049	6,244
SMALLCAP World Fund, Inc., Class R-5	167,279	6,254
		62,555

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-5	809,259	21,890
Capital World Growth and Income Fund, Inc., Class R-5	525,664	21,878
Fundamental Investors, Inc., Class R-5	547,775	21,878
The Investment Company of America, Class R-5	698,391	21,881
Washington Mutual Investors Fund, Inc., Class R-5	684,264	21,944
		109,471

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	1,329,548	25,022
Capital Income Builder, Inc., Class R-5	316,575	18,766
The Income Fund of America, Inc., Class R-5	1,008,414	18,767
		62,555

BOND FUNDS — 25.0%
American High-Income Trust, Class R-5	1,350,502	15,639
The Bond Fund of America, Inc., Class R-5	2,380,337	31,278
Capital World Bond Fund, Inc., Class R-5	771,525	15,639
U.S. Government Securities Fund, Class R-5	1,129,972	15,639
		78,195

Total investment securities (cost: $334,173,000)		312,776
Other assets less liabilities		3

Net assets		$312,779

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$807
Gross unrealized depreciation on investment securities	(22,204)
Net unrealized depreciation on investment securities	(21,397)
Cost of investment securities for federal income tax purposes	334,173

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-850-0308O-S11864

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 28, 2008

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 28, 2008